Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2023	Dec. 31, 2022
Preferred shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	[1]	2,500,000,000	2,500,000,000
Series A Convertible Preferred Shares
Convertible preferred shares,shares authorized	[1]	345,000	345,000
Convertible preferred shares stated value, per share (in Dollars per share)	[1]	$ 1,000	$ 1,000
Convertible preferred shares, shares issued	[1]
Convertible preferred shares, shares outstanding	[1]
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	40,000,000,000	40,000,000,000
Ordinary shares, shares issued	[1]	77,850,203	48,761,596
Ordinary shares, shares outstanding	[1]	77,850,203	48,761,596
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	7,500,000,000	7,500,000,000
Ordinary shares, shares issued	[1]	9,843,096	9,843,096
Ordinary shares, shares outstanding	[1]	9,843,096	9,843,096

[1]	The numbers of authorized shares have been retrospectively restated to reflect the increase approved by the Company’s 2023 Annual Meeting of Shareholders on October 6, 2023.